INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 21,704
Balance at end of year	21,885
Net Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	21,704
Balance at end of year	21,885
Net Book Value [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	21,696
Balance at end of year	21,696
Net Book Value [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	8
Balance at end of year	189
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	22,408
Additions during year	185
Deletions during year	0
Balance at end of year	22,593
Cost [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	21,792
Additions during year	0
Deletions during year	0
Balance at end of year	21,792
Cost [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	616
Additions during year	185
Deletions during year	0
Balance at end of year	801
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(704)
Additions during year	4
Deletions during year	0
Balance at end of year	(708)
Accumulated depreciation and impairment [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(96)
Additions during year	0
Deletions during year	0
Balance at end of year	(96)
Accumulated depreciation and impairment [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(608)
Additions during year	4
Deletions during year	0
Balance at end of year	$ (612)